Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 19.0	$ 16.1	$ 11.0
Amount of letters of credit	$ 16.6